As filed with the Securities and Exchange Commission on March 6, 2015

Securities Act File No. 333-199089

Investment Company Act of 1940 File No. 811-23002

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.
Post-Effective Amendment No. 1

And

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 4

LATTICE STRATEGIES TRUST

(Exact Name of Registrant as Specified in Charter)

One Embarcadero Center, 23rd Floor, San Francisco, California 94111

(Address of Principal Executive Offices)

Registrant’s Telephone Number: (415) 508-3400

Corporation Service Company, 2711 Centerville Road, Suite 400, Wilmington, DE 19808

(Name and Address of Agent for Service)

Copies to:

Kathleen H. Moriaty, Esq.

Katten Muchin Rosenman LLP

575 Madison Avenue

New York, New York 10022

It is proposed that this filing will become effective:

☒	immediately upon filing pursuant to Rule 485, paragraph (b)
☐	on pursuant to Rule 485, paragraph (b)
☐	60 days after filing pursuant to Rule 485, paragraph (a)(1)
☐	on pursuant to Rule 485, paragraph (a)(1)
☐	75 days after filing pursuant to Rule 485, paragraph (a)(2)
☐	on pursuant to Rule 485, paragraph (a)(2)

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, as amended, and the Registrant has duly caused this Post-Effective Amendment No. 1 to its Registration Statement to be signed on its behalf by the undersigned, thereunder duly authorized, in the City of San Francisco, and State of California, on the 6th day of March, 2015.

LATTICE STRATEGIES TRUST

By:	/s/ Darek Wojnar
Darek Wojnar
President of the Trust

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 1 to its Registration Statement has been signed by the following persons in the capacities and on the dates indicated:

Signature	Title	Date

/s/ Naozer Dadachanji	Trustee	March 6, 2015
Naozer Dadachanji*

/s/ David Sung	Trustee	March 6, 2015
David Sung*

/s/ Robin Beery	Trustee	March 6, 2015
Robin Beery*

/s/ Theodore Lucas	Trustee	March 6, 2015
Theodore Lucas*

/s/ Darek Wojnar	President	March 6, 2015
Darek Wojnar

/s/ Albert Lee	Treasurer	March 6, 2015
Albert Lee

* By:

/s/ Albert Lee	Treasurer	March 6, 2015
Albert Lee **

**	Attorney-in-fact pursuant to power of attorney previously filed.

Exhibits Filed With

Post-Effective Amendment No. 1 to

Registration Statement on

Form N-1A

Lattice Strategies Trust

Registration No. 033-199089

Exhibit Index

Exhibit No.

EX-101.INS	XBRL Instance Document

EX-101.CAL	XBRL Taxonomy Calculation Linkbase Document

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase Document

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.PRE	XBRL Taxonomy Presentation Linkbase Document